SCHEDULE OF NOTES PAYABLE (Details) - USD ($)		Aug. 21, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Notes payable, current portion			$ (198,332)	$ (7,974)
Notes payable, net of current portion			22,219	25,338
Vehicles [Member]
Short-Term Debt [Line Items]
Notes Payable		$ 7,974
Debt Instrument, Term		60 months
Loans Payable [Member]
Short-Term Debt [Line Items]
Less debt discount (c)	[1]		(99,031)
Notes Payable			220,551	33,312
Notes payable, current portion			(198,332)	(7,974)
Notes payable, net of current portion			22,219	25,338
Loans Payable [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Note payable (c)	[2]		30,193	33,312
Loans Payable [Member] | Notes Payable One [Member]
Short-Term Debt [Line Items]
Note payable (c)	[3]		39,389
Loans Payable [Member] | Notes Payable Two [Member]
Short-Term Debt [Line Items]
Note payable (c)	[1]		$ 250,000

[1]	On March 25, 2022, the Company entered into a secured debenture with an otherwise unaffiliated individual in the principal amount of $250,000. The secured note payable matures on March 24, 2023, and bears interest at the rate of 0.97 percent per annum. The secured debenture is secured by nine (9) identified motor vehicles of the Company. In connection with the issuance of the debenture, the Company issued to the lender 25 million shares of the Company’s common stock at a price of $0.004 per share. The Company determined the fair value of the 25 million shares was $135,000, which was recorded as a debt discount against the secured debenture. As of June 30, 2022, the outstanding balance of the secured debentures amounted to $250,000 and the unamortized debt discount was $99,031, which was recorded as the current portion of loan payable on the accompanying Condensed Consolidated Balance Sheets.
[2]	On August 21, 2021, the Company financed the purchase of a vehicle for $34,763, after making a down payment of $20,000. The loan term is for 60 months, annual interest rate of 5.44%, with monthly principal and interest payments of $665, and secured by the purchased vehicle. At December 31, 2021, the loan balance was $33,312. During the six months ended June 30, 2022, the Company made principal payments of $3,119, leaving a loan balance of $30,193 at June 30, 2022, of which $7,974 was recorded as the current portion of loan payable on the accompanying Condensed Consolidated Balance Sheet.
[3]	In April 2021, the Company entered into a Line of Credit Agreement with Wells Fargo Bank. The Line of Credit is personally guaranteed by Robert Clark, the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $42,000. Advances under this line of credit bear interest at the rate of 11.50 percent per annum. The line of credit matures in 2023, at which time all outstanding principal amounts and accrued interest are due and payable. At June 30, 2022 the outstanding principal was $39,389, which was recorded as the current portion of loan payable on the accompanying Condensed Consolidated Balance Sheet.